22. Leasing transactions (Tables)	12 Months Ended
Dec. 31, 2018
Leasing Transactions Tables Abstract
Minimum rental payment on termination
	2018	2017
Minimum lease payments:
Minimum lease payments on termination date	411	392

Total	411	392

Contingent lease payments
	2018	2017
Expenses (income) for the year
Non contingent payments and Contingent payments	982	937
Sublease rentals (*)	(191)	(174)

(*) Refer mainly to lease agreements receivable from commercial shopping malls.

Finance lease
	2018	2017
Financial lease liability – minimum lease payments:
Up to 1 year	35	51
1 - 5 years	92	117
Over 5 years	25	27
Present value of finance lease agreements	152	195

Future financing charges	172	185
Gross amount of finance lease agreements	324	380